Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 65,500
Contributions to plan, net defined benefit liability (asset)	114,374	₨ 117,941	₨ 115,505
Contributions to plan by employer, net defined benefit liability (asset)	₨ 12,426	₨ 9,906